Postretirement Benefits (Components Of Net Periodic Postretirement Benefit Cost For Plans Other Than Pensions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 20,952	$ 18,948	$ 17,912
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	919	728	641
Interest cost	999	970	947
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Recognition of net actuarial (gain) loss	(815)	(583)	283
Net periodic benefit cost	$ 1,103	$ 1,115	$ 1,871